Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$ 76,818	$ 47,448
Accrued expenses and other current liabilities	1,426	1,666
Charitable contributions	19	22
Depreciation and amortization	886	930
Stock-based compensation	1,785	233
Operating lease liabilities	1,292	2,136
Capitalized research and development expense	8,687	12,920
Section 195 capitalization	262	369
Research and development credits	15,804	12,076
Total deferred tax assets	106,979	77,800
Less: valuation allowance	(105,744)	(75,737)
Total deferred tax assets, net of valuation allowance	1,235	2,063
Deferred tax liabilities:
Operating lease right-of-use assets	(1,236)	(2,064)
Other	1	1
Total deferred tax liabilities	(1,235)	(2,063)
Net deferred tax assets	$ 0	$ 0